Property, Plant And Equipment, Intangible Assets And Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
Schedule of Property, Plant and Equipment [Table Text Block]
(In thousands)	December 31,	December 31,
	2012	2011
Land, buildings and improvements	$685,431	$657,346
Structures	2,949,458	2,783,434
Towers, transmitters and studio equipment	427,679	400,832
Furniture and other equipment	431,757	365,137
Construction in progress	105,394	68,658
	4,599,719	4,275,407
Less: accumulated depreciation	1,562,865	1,212,080
Property, plant and equipment, net	$3,036,854	$3,063,327

Schedule of Definite-Lived Intangible Assets [Table Text Block]
(In thousands)	December 31, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$785,303	$(403,955)	$773,238	$(329,563)
Customer / advertiser relationships	1,210,245	(526,197)	1,210,269	(409,794)
Talent contracts	344,255	(177,527)	347,489	(139,154)
Representation contracts	243,970	(171,069)	237,451	(137,058)
Permanent easements	173,374	-	171,918	-
Other	387,973	(125,580)	389,060	(96,096)
Total	$3,145,120	$(1,404,328)	$3,129,425	$(1,111,665)

Schedule of Future Amortization Expenses [Table Text Block]
(In thousands)
2013	$283,942
2014	264,221
2015	239,211
2016	223,293
2017	196,681

Schedule of Changes in Carrying Amount of Goodwill [Table Text Block]
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2010	$3,140,198	$571,932	$290,310	$116,886	$4,119,326
Impairment	-	-	(1,146)	-	(1,146)
Acquisitions	82,844	-	2,995	212	86,051
Dispositions	(10,542)	-	-	-	(10,542)
Foreign currency	-	-	(6,898)	-	(6,898)
Other	(73)	-	-	-	(73)
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085